Property and Equipment (Details) - USD ($)	Sep. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Mar. 31, 2019	Dec. 31, 2018
Less accumulated depreciation			$ (1,049)		$ (761)
Property plant and equipment, net			615		902
QDM Holdings Limited [Member]
Office equipment	1,673	$ 1,673		$ 10,156
Less accumulated depreciation	(1,505)	(1,338)		(7,790)
Property plant and equipment, net	167	335		2,366
Office Equipment [Member]
Office equipment			$ 1,664		$ 1,664
Office Equipment [Member] | QDM Holdings Limited [Member]
Office equipment	$ 1,673	1,673		1,673
Leasehold Improvements [Member] | QDM Holdings Limited [Member]
Office equipment				$ 8,483